Note 23 - Cash Flow Information - Non-cash Items and Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Statement Line Items [Line Items]
Operating profit	$ 16,293	$ 2,581	$ 22,366	$ 2,581
Impairment of property, plant and equipment (note 13)			0	851
Unrealised foreign exchange gains (note 7)			(639)	(3,983)
Fair value loss on derivative instruments			476	488
Cash-settled share-based expense (note 9.1)			57	271
Share-based expense included in production costs (note 6)			152	386
Cash portion of cash-settled share-based expense			(690)	(1,673)
Expense from equity-settled share-based payment transactions	305	221	506	331
Depreciation (note 13)			8,058	5,664
Cash generated from operations before working capital changes			30,286	4,916
Inventories			(83)	(1,005)
Prepayments			(2,037)	(148)
Trade and other receivables			1,972	894
Trade and other payables			(2,615)	(3,991)
Cash generated from operations	$ 20,988	$ 2	$ 27,523	$ 666